SHAREHOLDERS' EQUITY and NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2018
Shareholders Equity And Non-Controlling Interests [Abstract]
SHAREHOLDERS' EQUITY and NON-CONTROLLING INTERESTS
11.	SHAREHOLDERS’ EQUITY and NON-CONTROLLING INTERESTS

Pre-RTO transactions

During the year ended December 31, 2018, HSCP issued 17,018 Class D units in exchange for $31 cash (5 units), $6,319 for settlement of expenses (1,019 units), $735 of equity issuance costs pertaining to HSCP’s issuance of Class E units, (119 units), as well as certain asset and business acquisitions and non-controlling interest purchases. Refer to Note 4 and Note 5 and the “Non-controlling interests” section below for further information.

During the year ended December 31, 2018, HSCP issued 19,352 Class E units in exchange for gross proceeds of $119,983 and incurred $3,859 in equity issuance costs.

Immediately prior to RTO, the Company completed, through a special purpose corporation, a private placement of 12,566 subscription receipts for gross proceeds of $314,154 and incurred $17,652 in equity issuance costs. Additionally, the Company recognized $6,126 of expenses associated with the RTO and public listing in Other loss, net in the Consolidated Statements of Operations. Concurrent with the completion of the RTO, each subscription receipt automatically converted into one Subordinate Voting Share of the Company. Additionally, all pre-RTO HSCP units were converted into the post-RTO capital structure described below.

Post-RTO - Acreage Holdings, Inc. capital structure

The Company has authorized an unlimited number of Subordinate, Proportionate and Multiple Voting Shares, all with no par value. All share classes are included within Share capital in the Consolidated Statements of Shareholders’ Equity on an as converted basis. Each share class is entitled to notice of and to attend at any meeting of the shareholders, except a meeting of which only holders of another particular class of shares will have the right to vote. All share classes are entitled to receive dividends, as and when declared by the Company, on an as-converted basis, and no dividends will be declared by the Company on any individual class unless the Company simultaneously declares or pays dividends on all share classes. No subdivision or consolidation of any share class shall be made without simultaneously subdividing or consolidating all share classes in the same manner. No holders of any class are entitled to a right of first refusal on any future security issuance of the Company.

Subordinate Voting Shares

Holders of Class A Subordinate Voting Shares are entitled to one vote in respect of each Subordinate Voting Share held. As long as any Subordinate Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Subordinate Voting Shares by separate special resolution, prejudice or interfere with any right or special right attached to the Subordinate Voting Shares.

Proportionate Voting Shares

Holders of Class B Proportionate Voting Shares are entitled to one vote in respect of each Subordinate Voting Share into which such Proportionate Voting Shares could ultimately then be converted (forty-to-one). As long as any Proportionate Voting Shares remain outstanding, the Company will not, without the consent of the holders of the Proportionate Voting Shares and Multiple Voting Shares by separate special resolution, prejudice or interfere with any right or special right attached to the Proportionate Voting Shares. Consent of the holders of a majority of the outstanding Proportionate Voting Shares and Multiple Voting Shares shall be required for any action that authorizes or creates shares of any class having preferences superior to or on a parity with the Proportionate Voting Shares.

The ability to convert the Proportionate Voting Shares is subject to a restriction that, unless the Board determines otherwise, the aggregate number of Subordinate Voting Shares, Proportionate Voting Shares and Multiple Voting Shares held of record, directly or indirectly, by residents of the United States (as determined in accordance with Rules 3b-4 and 12g3-2(a) under the Securities Exchange Act of 1934, as amended, may not exceed forty percent (40%) of the aggregate number of Subordinate Voting Shares, Proportionate Voting Shares and Multiple Voting Shares issued and outstanding after giving effect to such conversions.

Multiple Voting Shares

Class C Multiple Voting Shares are intended to give the Company’s founder and CEO voting control. Holders of Multiple Voting Shares will be entitled to three thousand votes for each Multiple Voting Share held. Multiple Voting Shares shall automatically convert into subordinate voting shares on a one-to-one basis at the latest five years from RTO date. No Multiple Voting Share will be permitted to be transferred by the holder thereof without the prior written consent of the Company’s Board.

Treasury shares

In connection with the RTO, the Company withheld shares that were previously issued to satisfy certain shareholders’ U.S. federal income tax requirements and made a payment on their behalf in the amount of $21,054.

The table below details the change in Pubco shares outstanding by class:

Shareholders’ Equity	Subordinate Voting Shares	Subordinate Voting Shares Held in Treasury	Proportionate Voting Shares (as converted)	Multiple Voting Shares	Total Shares Outstanding
December 31, 2017	—	—	—	—	—
Existing unitholders transfer	8,817	(842)	57,835	168	65,978
Private placement	12,566	—	—	—	12,566
Other share issuances	88	—	—	—	88
December 31, 2018	21,471	(842)	57,835	168	78,632

During the year ended December 31, 2018, the Company issued an additional 88 Subordinate Voting Shares, 60 of which were issued to satisfy RTO-related obligations of $1,451 and 28 which were issued as compensation for consulting services of $358.

Warrants

As a result of the RTO transaction, the Company issued warrants to purchase Subordinate Voting Shares to certain investors and brokers. Refer to Note 10 for further information. A summary of the warrants outstanding is as follows:

Number of Warrants
December 31, 2017	—
Granted	2,259
December 31, 2018	2,259

The exercise price of all warrants outstanding is $25 per share, and the weighted-average fair value of the warrants issued and outstanding is $13.22 per warrant.

Non-controlling interests - consolidated subsidiaries

During the year ended December 31, 2018, the Company made several purchases of non-controlling interests in consolidated subsidiaries.

NCI purchases	HSCP Oregon	MMRC	Cannabliss	Impire	MA RMDS	WPMC	PWPA	Total
Cash	$400	$203	$301	$—	$1,364	$875	$16,500	$19,643
Seller’s notes	—	—	760	—	7,000	1,125	—	8,885
Class D units	—	—	250	2,500	1,000	1,725	—	5,475
Forgiveness of shareholder advance	100	—	—	—	—	—	—	100
Total consideration	$500	$203	$1,311	$2,500	$9,364	$3,725	$16,500	$34,103
Carrying value on transaction date	(953)	(15)	100	2,379	26	5,974	6,321	13,832
Increase (decrease) in contributed capital	$(1,453)	$(218)	$(1,211)	$(121)	$(9,338)	2,249	(10,179)	$(20,271)
Ownership percentage purchased	51%	20%	35%	20%	49%	13%	50%
Class D units issued	—	—	40	403	161	279	—	883

The value of Class D units issued was based on similar financing during HSCP's issuance of Class E units, the most recent cash financing prior to the RTO, which was valued at $6.20 per unit. Seller’s notes were issued at face value, which approximated fair value on the acquisition date.

Non-controlling interests - convertible units

As at December 31, 2018, USCo2 owned approximately 1.81% of HSCP units. USCo2’s capital structure is comprised of voting shares (approximately 20%), all of which are held by the Company, and of non-voting shares (approximately 80%) held by certain former HSCP members. Certain executive employees and profits interests holders own approximately 23.99% of HSCP units. These non-controlling interests were formed based on the carrying amount of the net assets of HSCP at the time of the RTO. The non-voting shares of USCo2 and the HSCP units make up substantially all of the NCI balance as at December 31, 2018 and are convertible for either one Subordinate Voting Share of Pubco or cash, as determined by the Company. The remaining 74.20% interest in HSCP is held by USCo and represents the members’ equity attributable to shareholders of the parent.

A reconciliation of the beginning and ending amounts of convertible units is as follows:

Convertible Units
December 31, 2017	49,350
Granted prior to RTO	44,810
Transferred to Pubco at RTO	(66,820)
December 31, 2018	27,340